Fair Values Of Plan Assets, Domestic (Detail) (Domestic plans) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Life insurance company general accounts USD ($)	Mar. 31, 2012 Life insurance company general accounts JPY (¥)	Mar. 31, 2011 Life insurance company general accounts JPY (¥)	Mar. 31, 2012 Life insurance company general accounts Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Life insurance company general accounts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Life insurance company general accounts Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Other assets USD ($)	Mar. 31, 2012 Other assets JPY (¥)	Mar. 31, 2011 Other assets JPY (¥)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Other assets Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 2 USD ($)	Mar. 31, 2012 Other assets Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2011 Other assets Fair Value, Inputs, Level 2 JPY (¥)	Mar. 31, 2012 Equity Securities Pooled funds USD ($)		Mar. 31, 2012 Equity Securities Pooled funds JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds JPY (¥)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 2 USD ($)		Mar. 31, 2012 Equity Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2011 Equity Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2012 Equity Securities Domestic companies USD ($)	Mar. 31, 2012 Equity Securities Domestic companies JPY (¥)	Mar. 31, 2011 Equity Securities Domestic companies JPY (¥)	Mar. 31, 2012 Equity Securities Domestic companies Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Equity Securities Domestic companies Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Equity Securities Domestic companies Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2012 Debt Securities Pooled funds USD ($)		Mar. 31, 2012 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds JPY (¥)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 2 USD ($)		Mar. 31, 2012 Debt Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2011 Debt Securities Pooled funds Fair Value, Inputs, Level 2 JPY (¥)		Mar. 31, 2012 Debt Securities Domestic bonds USD ($)	Mar. 31, 2012 Debt Securities Domestic bonds JPY (¥)	Mar. 31, 2011 Debt Securities Domestic bonds JPY (¥)	Mar. 31, 2012 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Debt Securities Domestic bonds Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Debt Securities Foreign bonds JPY (¥)	Mar. 31, 2011 Debt Securities Foreign bonds Fair Value, Inputs, Level 1 JPY (¥)
Fair Value Of Plan Assets [Line Items]
Defined benefit plan, fair value of plan assets	$ 1,868,439	¥ 153,212,000	$ 1,949,159	¥ 159,831,000	¥ 162,307,000	$ 240,232	¥ 19,699,000	¥ 31,641,000	$ 1,628,207	¥ 133,513,000	¥ 128,190,000	$ 463,646	¥ 38,019,000	¥ 41,633,000	$ 463,646	¥ 38,019,000	¥ 41,633,000	$ 146,037	¥ 11,975,000	¥ 20,410,000	$ 256	¥ 21,000	¥ 39,000	$ 145,781	¥ 11,954,000	¥ 20,371,000	$ 308,573	[1]	¥ 25,303,000	[1]	¥ 35,215,000	[1]	$ 308,573	[1]	¥ 25,303,000	[1]	¥ 35,215,000	[1]	$ 179,805	¥ 14,744,000	¥ 25,893,000	$ 179,805	¥ 14,744,000	¥ 25,893,000	$ 710,207	[2]	¥ 58,237,000	[2]	¥ 30,971,000	[3]	$ 710,207	[2]	¥ 58,237,000	[2]	¥ 30,971,000	[3]	$ 60,171	¥ 4,934,000	¥ 5,200,000	$ 60,171	¥ 4,934,000	¥ 5,200,000	¥ 509,000	¥ 509,000

[1]	These funds invest in listed equity securities consisting of approximately 50% domestic companies and 50% foreign companies for domestic plans.
[2]	These funds invest in listed debt securities consisting of approximately 90% domestic bonds and 10% foreign bonds for domestic plans.
[3]	These funds invest in listed debt securities consisting of approximately 80% domestic bonds and 20% foreign bonds for domestic plans.